Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, net
Due in 0 - 12 months	¥ 110,418	¥ 99,857
Due in 13 - 24 months		571
Total financing receivables	¥ 110,418	¥ 100,428